GOTHAM NEUTRAL FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 122.2%
COMMON STOCKS — 122.2%
Automobiles & Components — 1.9%
BorgWarner, Inc.†	20,713	$898,530
Fiat Chrysler Automobiles NV (Netherlands)†	43,018	631,934
Ford Motor Co.†	43,792	407,266
Garrett Motion, Inc.*	1,409	14,076
General Motors Co.†	17,051	624,067
Gentherm, Inc.†*	1,452	64,454
Harley-Davidson, Inc.†	1,833	68,169
Magna International, Inc. (Canada)†	8,011	439,323
Visteon Corp.*	576	49,876
Winnebago Industries, Inc.	1,057	56,000

		3,253,695

Capital Goods — 17.5%
3M Co.†	4,453	785,598
A.O. Smith Corp.†	3,353	159,737
Acuity Brands, Inc.†	990	136,620
AECOM*	4,211	181,620
Aerojet Rocketdyne Holdings, Inc.†*	6,603	301,493
Albany International Corp., Class A†	3,608	273,919
Allegion PLC (Ireland)	1,004	125,038
Altra Industrial Motion Corp.†	1,459	52,830
AMETEK, Inc.†	4,115	410,430
Arconic, Inc.†	19,834	610,292
Armstrong World Industries, Inc.†	4,311	405,105
AZZ, Inc.	111	5,100
Bloom Energy Corp., Class A†*	11,911	88,975
Blue Bird Corp.*	8	183
BMC Stock Holdings, Inc.†*	13,013	373,343
Builders FirstSource, Inc.†*	37,011	940,450
Carlisle Cos., Inc.†	5,606	907,275
Caterpillar, Inc.†	4,417	652,303
Columbus McKinnon Corp.†	1,358	54,361
Comfort Systems USA, Inc.	20	997
Continental Building Products, Inc.†*	8,661	315,520
Crane Co.†	4,358	376,444
CSW Industrials, Inc.	10	770
Cummins, Inc.†	2,862	512,184
Curtiss-Wright Corp.†	2,605	367,018
Dover Corp.†	4,189	482,824
Eaton Corp. PLC (Ireland)†	7,724	731,617
EMCOR Group, Inc.†	6,171	532,557
Emerson Electric Co.†	11,317	863,034
Flowserve Corp.†	2,327	115,815

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.	1,165	$76,121
Foundation Building Materials, Inc.†*	1,854	35,875
Gardner Denver Holdings, Inc.†*	16,273	596,894
General Dynamics Corp.	737	129,970
Gibraltar Industries, Inc.†*	1,686	85,042
GMS, Inc.†*	13,271	359,379
Gorman-Rupp Co. (The)	13	488
GrafTech International Ltd.†	31,414	365,031
Great Lakes Dredge & Dock Corp.*	4,813	54,531
Griffon Corp.	380	7,725
HD Supply Holdings, Inc.*	4,923	198,003
HEICO Corp.†	2,073	236,633
Hexcel Corp.†	3,790	277,845
Hillenbrand, Inc.†	3,362	111,988
Honeywell International, Inc.†	4,196	742,692
Hubbell, Inc.†	4,973	735,109
IDEX Corp.†	2,246	386,312
Illinois Tool Works, Inc.†	3,403	611,281
Ingersoll-Rand PLC (Ireland)†	3,721	494,595
Jacobs Engineering Group, Inc.†	7,494	673,186
JELD-WEN Holding, Inc.†*	19,021	445,282
Johnson Controls International PLC (Ireland)†	16,302	663,654
Kaman Corp.	957	63,085
L3Harris Technologies, Inc.†	2,608	516,045
Lockheed Martin Corp.†	1,991	775,255
Manitowoc Co., Inc. (The)†*	4,611	80,692
Masco Corp.†	18,854	904,803
MasTec, Inc.†*	19,515	1,252,082
MRC Global, Inc.†*	16,602	226,451
Mueller Industries, Inc.†	1,400	44,450
Navistar International Corp.†*	12,650	366,091
Northrop Grumman Corp.†	1,674	575,806
NOW, Inc.†*	13,446	151,133
Oshkosh Corp.	683	64,646
Owens Corning†	1,813	118,063
PACCAR, Inc.	1,140	90,174
Parker-Hannifin Corp.†	1,366	281,150
Pentair PLC (Ireland)	386	17,706
Powell Industries, Inc.	43	2,107
Quanex Building Products Corp.	191	3,262
Raytheon Co.†	1,912	420,143
Regal Beloit Corp.†	6,309	540,113
Rexnord Corp.†*	11,496	375,000

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Automation, Inc.†	1,484	$300,762
Simpson Manufacturing Co., Inc.†	2,485	199,372
SiteOne Landscape Supply, Inc.†*	4,384	397,410
Snap-on, Inc.†	1,162	196,843
Spirit AeroSystems Holdings, Inc., Class A	1,873	136,504
SPX Corp.†*	3,019	153,607
SPX FLOW, Inc.†*	6,795	332,072
Stanley Black & Decker, Inc.†	2,056	340,761
Tennant Co.	71	5,532
Terex Corp.	1,215	36,183
Timken Co. (The)†	10,093	568,337
TransDigm Group, Inc.	538	301,280
United Rentals, Inc.†*	2,969	495,140
United Technologies Corp.†	5,031	753,442
Universal Forest Products, Inc.†	6,322	301,559
Valmont Industries, Inc.	718	107,542
Wabash National Corp.†	12,535	184,139
WABCO Holdings, Inc.*	883	119,646
Watts Water Technologies, Inc., Class A†	1,734	172,984
Welbilt, Inc.†*	10,164	158,660
Wesco Aircraft Holdings, Inc.†*	6,639	73,162
Westinghouse Air Brake Technologies Corp.†	2,248	174,894
Woodward, Inc.	300	35,532
Xylem, Inc.	376	29,625

		30,494,333

Commercial & Professional Services — 4.1%
ABM Industries, Inc.	2,812	106,041
ASGN, Inc.†*	2,126	150,882
Barrett Business Services, Inc.	8	724
Brady Corp., Class A	1,009	57,775
CBIZ, Inc.†*	2,041	55,025
Cimpress PLC (Ireland)†*	1,378	173,311
Cintas Corp.†	3,867	1,040,532
Clean Harbors, Inc.†*	6,864	588,588
Deluxe Corp.†	9,559	477,185
Ennis, Inc.	37	801
FTI Consulting, Inc.†*	5,711	631,979
Herman Miller, Inc.	803	33,445
Huron Consulting Group, Inc.*	54	3,711
Kforce, Inc.	64	2,541
Kimball International, Inc., Class B	165	3,411

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Knoll, Inc.	147	$3,713
ManpowerGroup, Inc.†	8,431	818,650
Nielsen Holdings PLC (United Kingdom)†	3,437	69,771
Pitney Bowes, Inc.	1,168	4,707
Republic Services, Inc.†	2,089	187,237
Ritchie Bros Auctioneers, Inc. (Canada)†	2,665	114,462
Robert Half International, Inc.†	5,364	338,737
SP Plus Corp.†*	3,596	152,578
Stantec, Inc. (Canada)	31	877
Steelcase, Inc., Class A	4,113	84,152
Tetra Tech, Inc.†	5,072	437,004
Thomson Reuters Corp. (Canada)†	9,795	701,322
TransUnion†	6,956	595,503
UniFirst Corp.†	1,255	253,485

		7,088,149

Consumer Durables & Apparel — 3.9%
BRP, Inc., sub-voting shares (Canada)	15	684
Fossil Group, Inc.†*	12,528	98,721
Garmin Ltd. (Switzerland)†	528	51,512
Hanesbrands, Inc.†	18,540	275,319
Hasbro, Inc.†	556	58,719
Installed Building Products, Inc.†*	4,573	314,943
La-Z-Boy, Inc.	1,635	51,470
Leggett & Platt, Inc.†	9,248	470,076
Mattel, Inc.†*	60,031	813,420
Mohawk Industries, Inc.†*	4,259	580,842
Newell Brands, Inc.†	41,691	801,301
Oxford Industries, Inc.	578	43,593
Polaris, Inc.†	3,055	310,694
PVH Corp.†	3,790	398,518
Ralph Lauren Corp.†	1,580	185,208
Skyline Champion Corp.†*	5,576	176,759
Sonos, Inc.†*	4,990	77,944
Steven Madden Ltd.†	3,757	161,589
Tempur Sealy International, Inc.*	1,110	96,637
TopBuild Corp.†*	10,356	1,067,496
Universal Electronics, Inc.*	259	13,535
Whirlpool Corp.†	5,128	756,534

		6,805,514

Consumer Services — 3.8%
Adtalem Global Education, Inc.*	1,567	54,798

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Aramark†	13,906	$603,520
BJ’s Restaurants, Inc.†	5,113	194,089
Bloomin’ Brands, Inc.†	13,463	297,128
Boyd Gaming Corp.†	9,891	296,137
Bright Horizons Family Solutions, Inc.*	185	27,804
Career Education Corp.†*	10,455	192,267
Cheesecake Factory, Inc. (The)†	5,707	221,774
Choice Hotels International, Inc.†	2,738	283,191
Cracker Barrel Old Country Store, Inc.†	1,677	257,822
Denny’s Corp.*	244	4,851
Dunkin’ Brands Group, Inc.†	3,111	235,005
El Pollo Loco Holdings, Inc.*	46	696
Everi Holdings, Inc.*	3,274	43,970
frontdoor, Inc.†*	4,500	213,390
Hilton Worldwide Holdings, Inc.†	3,531	391,623
International Game Technology PLC (United Kingdom)†	7,838	117,335
Jack in the Box, Inc.†	3,208	250,320
Laureate Education, Inc., Class A†*	13,356	235,199
Marriott International, Inc., Class A	214	32,406
McDonald’s Corp.†	1,782	352,141
MGM Resorts International†	13,272	441,559
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	3,752	219,154
Scientific Games Corp.†*	6,753	180,845
SeaWorld Entertainment, Inc.†*	6,149	194,985
Starbucks Corp.†	615	54,071
Strategic Education, Inc.†	2,828	449,369
WW International, Inc.†*	6,591	251,842
Wyndham Hotels & Resorts, Inc.†	3,328	209,032
Yum! Brands, Inc.†	3,750	377,738

		6,684,061

Energy — 8.5%
Antero Resources Corp.†*	111,997	319,191
Apache Corp.†	21,642	553,819
Cabot Oil & Gas Corp.†	2,826	49,201
Cactus, Inc., Class A†	2,165	74,303
Callon Petroleum Co.†*	51,566	249,064
Chevron Corp.†	7,861	947,329
ConocoPhillips†	11,488	747,065
Core Laboratories NV (Netherlands)†	3,289	123,897

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Crescent Point Energy Corp. (Canada)†	40,805	$182,398
CVR Energy, Inc.†	6,860	277,350
Devon Energy Corp.†	18,248	473,901
DHT Holdings, Inc. (Marshall Islands)†	13,556	112,244
DMC Global, Inc.†	2,054	92,307
Dorian LPG Ltd. (Marshall Islands)†*	2,247	34,784
Dril-Quip, Inc.†*	942	44,189
Green Plains, Inc.†	5,120	79,002
Gulfport Energy Corp.*	14,435	43,882
Halliburton Co.†	13,320	325,940
Helmerich & Payne, Inc.†	22,641	1,028,581
HollyFrontier Corp.†	8,270	419,372
Kinder Morgan, Inc.†	3,861	81,737
Kosmos Energy Ltd.†	63,386	361,300
Marathon Petroleum Corp.†	8,097	487,844
Nabors Industries Ltd. (Bermuda)†	321,209	925,082
National Oilwell Varco, Inc.†	40,048	1,003,202
NexTier Oilfield Solutions, Inc.*	20,811	139,434
Nordic American Tankers Ltd. (Bermuda)†	8,095	39,827
Oceaneering International, Inc.†*	6,407	95,528
Oil States International, Inc.†*	7,180	117,106
Patterson-UTI Energy, Inc.†	88,372	927,906
PDC Energy, Inc.†*	20,679	541,169
Phillips 66†	15,298	1,704,350
QEP Resources, Inc.†	34,625	155,812
Range Resources Corp.†	124,818	605,367
Select Energy Services, Inc., Class A†*	9,157	84,977
TC Energy Corp. (Canada)†	4,049	215,852
TechnipFMC PLC (United Kingdom)†	25,355	543,611
Valero Energy Corp.†	5,883	550,943
World Fuel Services Corp.†	2,020	87,708
WPX Energy, Inc.†*	4,125	56,678

		14,903,252

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club Holdings, Inc.†*	6,332	143,990
Costco Wholesale Corp.†	704	206,920
Ingles Markets, Inc., Class A	74	3,516
Rite Aid Corp.*	6,318	97,739
Sprouts Farmers Market, Inc.†*	20,403	394,798
Sysco Corp.†	7,890	674,911

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.†	19,751	$1,164,519
Walmart, Inc.†	6,077	722,191
Weis Markets, Inc.	187	7,572

		3,416,156

Food, Beverage & Tobacco — 6.3%
Altria Group, Inc.†	11,780	587,940
Archer-Daniels-Midland Co.†	6,485	300,580
Campbell Soup Co.†	18,719	925,093
Coca-Cola Co. (The)†	5,638	312,063
Coca-Cola Consolidated, Inc.	713	202,528
Conagra Brands, Inc.	14,367	491,926
Constellation Brands, Inc., Class A†	1,889	358,438
Fresh Del Monte Produce, Inc. (Cayman Islands)†	1,184	41,416
General Mills, Inc.†	21,517	1,152,450
Hershey Co. (The)†	4,811	707,121
Hostess Brands, Inc.†*	4,881	70,970
JM Smucker Co. (The)†	1,920	199,930
John B. Sanfilippo & Son, Inc.	810	73,937
Kellogg Co.†	7,241	500,788
Keurig Dr Pepper, Inc.†	10,808	312,892
Kraft Heinz Co. (The)†	42,222	1,356,593
McCormick & Co., Inc., non-voting shares†	2,684	455,555
Molson Coors Beverage Co., Class B†	3,788	204,173
Mondelez International, Inc., Class A†	8,914	490,983
PepsiCo, Inc.†	3,487	476,568
Philip Morris International, Inc.†	7,217	614,094
Pilgrim’s Pride Corp.†*	6,039	197,566
Post Holdings, Inc.*	371	40,476
Sanderson Farms, Inc.	427	75,246
Simply Good Foods Co. (The)†*	3,656	104,342
TreeHouse Foods, Inc.†*	3,353	162,620
Tyson Foods, Inc., Class A	363	33,048
Universal Corp.	657	37,488
Vector Group Ltd.†	36,690	491,279

		10,978,103

Health Care Equipment & Services — 9.1%
ABIOMED, Inc.†*	4,235	722,449
Allscripts Healthcare Solutions, Inc.†*	44,910	440,792
AmerisourceBergen Corp.†	5,509	468,375
Cardinal Health, Inc.†	9,777	494,521

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.†*	2,354	$147,996
Cigna Corp.	376	76,888
CONMED Corp.†	3,086	345,107
Covetrus, Inc.*	1,917	25,304
CVS Health Corp.†	21,839	1,622,419
Danaher Corp.†	586	89,939
DaVita, Inc.†*	16,489	1,237,170
DENTSPLY SIRONA, Inc.†	6,486	367,043
Edwards Lifesciences Corp.†*	3,199	746,295
HCA Healthcare, Inc.	310	45,821
HealthEquity, Inc.†*	3,710	274,800
Henry Schein, Inc.†*	11,411	761,342
Hill-Rom Holdings, Inc.†	2,831	321,403
HMS Holdings Corp.†*	23,041	682,014
Humana, Inc.†	860	315,207
IDEXX Laboratories, Inc.†*	742	193,758
Integer Holdings Corp.†*	3,415	274,668
Integra LifeSciences Holdings Corp.†*	4,306	250,954
Laboratory Corp. of America Holdings*	784	132,629
Lantheus Holdings, Inc.†*	655	13,434
LivaNova PLC (United Kingdom)†*	1,125	84,859
Magellan Health, Inc.†*	2,379	186,157
Masimo Corp.*	2	316
McKesson Corp.	455	62,936
MEDNAX, Inc.†*	17,453	485,019
Medtronic PLC (Ireland)†	2,494	282,944
Natus Medical, Inc.†*	6,792	224,068
NextGen Healthcare, Inc.*	9,442	151,733
Novocure Ltd. (Jersey)†*	8,848	745,621
Omnicell, Inc.†*	4,792	391,602
Patterson Cos., Inc.	130	2,662
Quest Diagnostics, Inc.†	3,039	324,535
Select Medical Holdings Corp.†*	10,913	254,709
Simulations Plus, Inc.	23	669
STERIS PLC (Ireland)†	1,937	295,238
Surgery Partners, Inc.*	140	2,192
Teladoc Health, Inc.†*	1,011	84,641
Tivity Health, Inc.†*	13,412	272,867
Universal Health Services, Inc., Class B†	2,861	410,439
Varex Imaging Corp.†*	1,492	44,477
Veeva Systems, Inc., Class A†*	5,845	822,158

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
WellCare Health Plans, Inc.†*	878	$289,924
West Pharmaceutical Services, Inc.†	2,437	366,354

		15,836,448

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.†	2,429	170,856
Clorox Co. (The)	594	91,203
Colgate-Palmolive Co.†	7,586	522,220
Coty, Inc., Class A†	97,212	1,093,635
Edgewell Personal Care Co.†*	5,869	181,704
elf Beauty, Inc.†*	3,781	60,988
Inter Parfums, Inc.	704	51,188
Kimberly-Clark Corp.†	3,096	425,855
Procter & Gamble Co. (The)†	3,124	390,188
Spectrum Brands Holdings, Inc.†	2,757	177,248

		3,165,085

Materials — 11.4%
Air Products & Chemicals, Inc.†	5,684	1,335,683
AK Steel Holding Corp.*	62,690	206,250
Alamos Gold, Inc., Class A (Canada)†	16,462	99,101
Allegheny Technologies, Inc.†*	21,033	434,542
Ashland Global Holdings, Inc.†	8,552	654,485
Avery Dennison Corp.	909	118,915
Axalta Coating Systems Ltd. (Bermuda)†*	2,120	64,448
Ball Corp.†	4,808	310,933
Boise Cascade Co.	926	33,827
Cabot Corp.†	2,922	138,853
Celanese Corp.†	2,449	301,521
CF Industries Holdings, Inc.†	16,413	783,557
Crown Holdings, Inc.†*	7,931	575,315
Domtar Corp.†	4,328	165,503
Dow, Inc.†	3,130	171,305
DuPont de Nemours, Inc.†	19,772	1,269,362
Eagle Materials, Inc.†	1,697	153,850
Eastman Chemical Co.†	5,234	414,847
Ecolab, Inc.†	2,727	526,284
Element Solutions, Inc.†*	10,800	126,144
FMC Corp.†	2,217	221,301
Forterra, Inc.*	511	5,907
Graphic Packaging Holding Co.†	34,841	580,103
H.B. Fuller Co.†	7,252	373,986
Huntsman Corp.†	11,691	282,455
Innospec, Inc.†	1,888	195,295

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.†	8,636	$397,688
Kaiser Aluminum Corp.	893	99,025
Kirkland Lake Gold Ltd. (Canada)†	5,591	246,395
Koppers Holdings, Inc.*	579	22,129
Kraton Corp.†*	6,769	171,391
Kronos Worldwide, Inc.	20	268
Linde PLC (Ireland)†	1,888	401,955
LyondellBasell Industries NV, Class A (Netherlands)†	6,586	622,245
Martin Marietta Materials, Inc.†	1,202	336,127
Minerals Technologies, Inc.†	1,947	112,206
Myers Industries, Inc.	34	567
Neenah, Inc.	391	27,538
NewMarket Corp.	733	356,619
Norbord, Inc. (Canada)†	1,492	39,881
Nucor Corp.†	3,133	176,325
Nutrien Ltd. (Canada)†	741	35,501
Packaging Corp. of America†	3,410	381,886
PolyOne Corp.†	7,042	259,075
PPG Industries, Inc.†	5,802	774,509
Reliance Steel & Aluminum Co.†	11,815	1,414,964
Royal Gold, Inc.†	4,000	489,000
RPM International, Inc.†	2,052	157,512
Schweitzer-Mauduit International, Inc.	977	41,024
Scotts Miracle-Gro Co. (The)†	3,851	408,899
Sensient Technologies Corp.	824	54,458
Sherwin-Williams Co. (The)	1,024	597,545
Summit Materials, Inc., Class A†*	19,617	468,846
Trinseo SA (Luxembourg)†	4,113	153,045
US Concrete, Inc.†*	8,134	338,862
Verso Corp., Class A*	11,099	200,115
Vulcan Materials Co.†	1,708	245,935
Warrior Met Coal, Inc.	1,772	37,442
Westrock Co.†	4,679	200,776
Wheaton Precious Metals Corp. (Canada)†	14,827	441,103
Worthington Industries, Inc.	290	12,232
Yamana Gold, Inc. (Canada)†	133,728	528,226

		19,795,086

Media & Entertainment — 3.9%
Activision Blizzard, Inc.†	10,054	597,409
AMC Entertainment Holdings, Inc., Class A†	14,131	102,308
AMC Networks, Inc., Class A†*	3,015	119,092

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Cable One, Inc.	76	$113,124
Cargurus, Inc.*	1,925	67,722
Cars.com, Inc.†*	18,747	229,088
Charter Communications, Inc., Class A†*	1,797	871,689
Cinemark Holdings, Inc.†	7,016	237,492
Comcast Corp., Class A†	12,710	571,569
Discovery, Inc., Class A†*	7,638	250,068
DISH Network Corp., Class A†*	3,012	106,836
EverQuote, Inc., Class A†*	2,335	80,207
Facebook, Inc., Class A†*	103	21,141
Fox Corp., Class A†	13,587	503,670
Interpublic Group of Cos., Inc. (The)†	8,158	188,450
Loral Space & Communications, Inc.†*	1,735	56,075
MSG Networks, Inc., Class A†*	13,342	232,151
News Corp., Class A†	5,223	73,853
Omnicom Group, Inc.†	5,321	431,107
QuinStreet, Inc.†*	2,433	37,249
Take-Two Interactive Software, Inc.†*	7,449	911,981
TechTarget, Inc.*	136	3,550
TEGNA, Inc.†	10,988	183,390
TripAdvisor, Inc.†	7,343	223,080
ViacomCBS, Inc., Class B	11,713	491,595
Yelp, Inc.*	1,736	60,465

		6,764,361

Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
AbbVie, Inc.†	7,551	668,566
Alexion Pharmaceuticals, Inc.†*	10,753	1,162,937
Allergan PLC (Ireland)	81	15,485
Amgen, Inc.†	2,668	643,175
Anika Therapeutics, Inc.*	1,077	55,842
Arrowhead Pharmaceuticals, Inc.†*	15,068	955,763
Bausch Health Cos, Inc. (Canada)†*	11,876	355,330
Biogen, Inc.†*	6,781	2,012,126
Bio-Rad Laboratories, Inc., Class A†*	1,935	716,008
Bristol-Myers Squibb Co.	17,285	1,109,524
ChemoCentryx, Inc.*	1,611	63,715
Clovis Oncology, Inc.*	16,908	176,266
Coherus Biosciences, Inc.†*	10,288	185,235
Corcept Therapeutics, Inc.†*	3,587	43,403
Eagle Pharmaceuticals, Inc.†*	4,583	275,347
Enanta Pharmaceuticals, Inc.†*	3,046	188,182
Exelixis, Inc.†*	18,125	319,362

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
FibroGen, Inc.†*	3,185	$136,605
Gilead Sciences, Inc.†	6,680	434,066
ImmunoGen, Inc.†*	5,719	29,196
Incyte Corp.†*	5,239	457,469
Innoviva, Inc.†*	16,022	226,872
Ionis Pharmaceuticals, Inc.†*	7,024	424,320
Ironwood Pharmaceuticals, Inc.†*	7,822	104,111
Johnson & Johnson†	2,412	351,838
Medpace Holdings, Inc.†*	7,916	665,419
Merck & Co., Inc.†	6,258	569,165
Natera, Inc.†*	6,922	233,202
Neurocrine Biosciences, Inc.*	1,843	198,104
Pacira BioSciences, Inc.†*	4,373	198,097
Pfizer, Inc.†	14,369	562,977
Portola Pharmaceuticals, Inc.†*	4,724	112,809
Provention Bio, Inc.*	371	5,528
QIAGEN NV (Netherlands)*	2,770	93,626
Repligen Corp.†*	372	34,410
Supernus Pharmaceuticals, Inc.†*	8,707	206,530
United Therapeutics Corp.†*	4,334	381,739
Vanda Pharmaceuticals, Inc.†*	13,035	213,904

		14,586,253

Retailing — 8.3%
Aaron’s, Inc.†	2,430	138,777
Advance Auto Parts, Inc.	1,964	314,554
American Eagle Outfitters, Inc.	11,608	170,638
Asbury Automotive Group, Inc.†*	1,636	182,888
AutoNation, Inc.†*	4,963	241,351
AutoZone, Inc.†*	405	482,481
Best Buy Co., Inc.†	4,785	420,123
Big Lots, Inc.†	7,541	216,578
Booking Holdings, Inc.*	324	665,409
Burlington Stores, Inc.*	1,734	395,404
Caleres, Inc.†	8,759	208,026
Camping World Holdings, Inc., Class A†	4,012	59,137
Children’s Place, Inc. (The)	2,978	186,185
Core-Mark Holding Co., Inc.†	2,449	66,588
Designer Brands, Inc., Class A	4,047	63,700
Dollar General Corp.†	6,022	939,311
eBay, Inc.†	15,075	544,358
Expedia Group, Inc.	481	52,015
Gap, Inc. (The)†	4,056	71,710

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Genesco, Inc.†*	6,870	$329,210
Genuine Parts Co.	528	56,089
Group 1 Automotive, Inc.†	8,553	855,300
Groupon, Inc.*	7,449	17,803
Home Depot, Inc. (The)†	2,698	589,189
Hudson Ltd., Class A (Bermuda)†*	3,229	49,533
Lithia Motors, Inc., Class A	576	84,672
LKQ Corp.†*	37,170	1,326,969
Michaels Cos., Inc. (The)†*	25,463	205,996
Murphy USA, Inc.†*	2,618	306,306
National Vision Holdings, Inc.*	2,767	89,734
Penske Automotive Group, Inc.	355	17,828
Pool Corp.†	2,118	449,821
Qurate Retail, Inc.†*	33,086	278,915
RH†*	5,991	1,279,078
Sally Beauty Holdings, Inc.*	3,948	72,051
Signet Jewelers Ltd. (Bermuda)†	35,740	776,988
Sleep Number Corp.†*	4,675	230,197
Sonic Automotive, Inc., Class A†	3,034	94,054
Stamps.com, Inc.†*	3,094	258,411
Target Corp.†	6,507	834,262
Tractor Supply Co.†	7,863	734,719
Zumiez, Inc.†*	3,786	130,768

		14,487,126

Semiconductors & Semiconductor Equipment — 3.8%
Ambarella, Inc. (Cayman Islands)*	91	5,511
Amkor Technology, Inc.†*	19,733	256,529
Applied Materials, Inc.†	11,606	708,430
Cirrus Logic, Inc.†*	6,024	496,438
Cree, Inc.†*	3,930	181,370
Diodes, Inc.†*	7,414	417,927
Impinj, Inc.†*	3,787	97,932
Intel Corp.†	6,550	392,018
KLA Corp.†	239	42,583
Lam Research Corp.†	1,830	535,092
Lattice Semiconductor Corp.†*	37,198	711,970
Micron Technology, Inc.†*	4,984	268,040
Onto Innovation, Inc.†*	2,829	103,372
Qorvo, Inc.†*	8,773	1,019,686
Skyworks Solutions, Inc.	837	101,177
Synaptics, Inc.*	1,750	115,098
Teradyne, Inc.†	682	46,506
Texas Instruments, Inc.†	1,643	210,780
Ultra Clean Holdings, Inc.†*	3,728	87,496

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Universal Display Corp.†	4,190	$863,433

		6,661,388

Software & Services — 10.9%
Accenture PLC, Class A (Ireland)†	2,898	610,232
Alarm.com Holdings, Inc.†*	5,830	250,515
Alliance Data Systems Corp.†	2,149	241,118
Alteryx, Inc., Class A†*	456	45,632
Amdocs, Ltd. (Guernsey)†	6,640	479,342
ANSYS, Inc.†*	518	133,338
Appfolio, Inc., Class A*	151	16,602
Aspen Technology, Inc.†*	9,287	1,123,077
Automatic Data Processing, Inc.†	407	69,394
Blackbaud, Inc.†	2,057	163,737
Broadridge Financial Solutions, Inc.†	3,895	481,188
CACI International, Inc., Class A†*	1,351	337,736
Cadence Design Systems, Inc.†*	4,542	315,033
CGI, Inc. (Canada)*	572	47,882
Cision Ltd. (Cayman Islands)†*	10,544	105,124
CommVault Systems, Inc.†*	4,257	190,032
CSG Systems International, Inc.†	4,285	221,877
Digital Turbine, Inc.†*	11,015	78,537
Endurance International Group Holdings, Inc.*	15,008	70,538
Euronet Worldwide, Inc.†*	261	41,123
Fair Isaac Corp.*	685	256,656
FleetCor Technologies, Inc.†*	3,137	902,578
Gartner, Inc.*	182	28,046
Globant SA (Luxembourg)†*	3,629	384,855
GoDaddy, Inc., Class A†*	8,371	568,558
International Business Machines Corp.†	4,560	611,222
j2 Global, Inc.	434	40,670
Jack Henry & Associates, Inc.	2,256	328,632
KBR, Inc.†	1,465	44,682
Leidos Holdings, Inc.†	5,064	495,715
Manhattan Associates, Inc.†*	4,849	386,708
ManTech International Corp., Class A	1,065	85,072
Microsoft Corp.†	2,291	361,291
Model N, Inc.*	1,882	66,002
NIC, Inc.†	10,206	228,104
NortonLifeLock, Inc.†	6,901	176,114
Nuance Communications, Inc.†*	46,133	822,551
Open Text Corp. (Canada)†	10,025	441,802
Oracle Corp.†	21,588	1,143,732

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.†	4,078	$346,875
Paylocity Holding Corp.†*	3,314	400,397
Perspecta, Inc.†	11,337	299,750
Progress Software Corp.†	4,999	207,708
PTC, Inc.*	734	54,969
Qualys, Inc.†*	8,355	696,556
Sabre Corp.†	13,808	309,852
Science Applications International Corp.	328	28,543
SecureWorks Corp., Class A*	53	883
SPS Commerce, Inc.†*	12,284	680,779
Square, Inc., Class A†*	19,617	1,227,239
SS&C Technologies Holdings, Inc.†	10,117	621,184
Synopsys, Inc.†*	1,843	256,546
TiVo Corp.†	8,576	72,724
TTEC Holdings, Inc.	445	17,631
Verint Systems, Inc.†*	4,569	252,940
VeriSign, Inc.†*	1,864	359,156
Visa, Inc., Class A†	1,065	200,114
Western Union Co. (The)†	22,723	608,522

		19,037,415

Technology Hardware & Equipment — 7.6%
Acacia Communications, Inc.†*	1,874	127,076
Amphenol Corp., Class A†	2,403	260,077
Anixter International, Inc.*	563	51,852
Apple, Inc.†	3,081	904,736
Arista Networks, Inc.*	474	96,412
Avnet, Inc.†	9,480	402,331
AVX Corp.	1,728	35,372
Badger Meter, Inc.†	1,941	126,029
Belden, Inc.†	5,132	282,260
Benchmark Electronics, Inc.	1,075	36,937
CDW Corp.†	1,411	201,547
Ciena Corp.*	16,183	690,852
Cisco Systems, Inc.†	19,483	934,405
Comtech Telecommunications Corp.	314	11,144
Diebold Nixdorf, Inc.†*	34,065	359,726
EchoStar Corp., Class A†*	13,473	583,516
ePlus, Inc.*	8	674
F5 Networks, Inc.†*	2,401	335,300
Hewlett Packard Enterprise Co.†	39,898	632,782
HP, Inc.	6,369	130,883
Itron, Inc.†*	1,135	95,283
Jabil, Inc.†	3,650	150,854

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.†	11,777	$290,068
KEMET Corp.	2,891	78,202
Keysight Technologies, Inc.†*	7,064	724,978
Lumentum Holdings, Inc.*	547	43,377
Methode Electronics, Inc.	439	17,275
Motorola Solutions, Inc.†	7,329	1,180,995
NCR Corp.†*	17,366	610,589
NetApp, Inc.†	5,763	358,747
OSI Systems, Inc.†*	3,328	335,263
Rogers Corp.*	923	115,126
Seagate Technology PLC (Ireland)†	469	27,906
SYNNEX Corp.	262	33,746
TE Connectivity Ltd. (Switzerland)†	4,668	447,381
Tech Data Corp.†*	3,062	439,703
TTM Technologies, Inc.†*	15,008	225,870
Viavi Solutions, Inc.†*	3,533	52,995
Vishay Intertechnology, Inc.†	18,879	401,934
Xerox Holdings Corp.†	37,190	1,371,195
Zebra Technologies Corp., Class A*	136	34,740

		13,240,138

Telecommunication Services — 1.2%
AT&T, Inc.†	19,123	747,327
BCE, Inc. (Canada)	928	43,013
CenturyLink, Inc.†	23,916	315,930
Cogent Communications Holdings, Inc.†	1,934	127,277
Intelsat SA (Luxembourg)†*	5,964	41,927
Iridium Communications, Inc.†*	6,949	171,223
Verizon Communications, Inc.†	10,803	663,304
Zayo Group Holdings, Inc.†*	1,236	42,827

		2,152,828

Transportation — 6.7%
Alaska Air Group, Inc.†	8,921	604,398
Allegiant Travel Co.	429	74,663
American Airlines Group, Inc.†	16,307	467,685
ArcBest Corp.†	9,435	260,406
CH Robinson Worldwide, Inc.†	4,308	336,886
CSX Corp.†	11,462	829,390
Delta Air Lines, Inc.†	10,553	617,139
Echo Global Logistics, Inc.†*	9,367	193,897
Expeditors International of Washington, Inc.†	8,917	695,704
Heartland Express, Inc.†	2,253	47,426
Hub Group, Inc., Class A†*	3,740	191,825

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.†	4,967	$580,046
JetBlue Airways Corp.†*	45,630	854,194
Kansas City Southern†	2,779	425,632
Kirby Corp.*	1,042	93,290
Landstar System, Inc.†	6,043	688,116
Marten Transport Ltd.†	1,968	42,292
Norfolk Southern Corp.†	2,071	402,043
Old Dominion Freight Line, Inc.†	2,360	447,881
Schneider National, Inc., Class B†	10,129	221,015
Southwest Airlines Co.†	28,191	1,521,750
Union Pacific Corp.†	1,500	271,185
United Airlines Holdings, Inc.†*	10,658	938,863
United Parcel Service, Inc., Class B	585	68,480
XPO Logistics, Inc.†*	9,364	746,311

		11,620,517

Utilities — 1.1%
CMS Energy Corp.†	4,106	258,021
Evergy, Inc.†	5,535	360,273
Northwest Natural Holding Co.	819	60,385
NRG Energy, Inc.†	7,701	306,115
OGE Energy Corp.†	3,177	141,281
Ormat Technologies, Inc.	705	52,537
Public Service Enterprise Group, Inc.	915	54,031
Sempra Energy†	1,268	192,077
Southern Co. (The)†	6,311	402,011
Vistra Energy Corp.†	3,151	72,441

		1,899,172

TOTAL COMMON STOCKS (Cost $186,942,426)		212,869,080

	Par Value

CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	732

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		732

TOTAL LONG POSITIONS - 122.2%		212,869,812

(Cost $186,943,141)

	Number of Shares	Value

SHORT POSITIONS — (97.3)%
COMMON STOCKS — (97.3)%
Automobiles & Components — (1.5)%
Adient PLC (Ireland)*	(7,174)	$(152,448)
American Axle & Manufacturing Holdings, Inc.*	(3,478)	(37,423)
Cooper Tire & Rubber Co.	(4,408)	(126,730)
Cooper-Standard Holding, Inc.*	(2,398)	(79,518)
Dana, Inc.	(13,252)	(241,186)
Delphi Technologies PLC (Jersey)*	(15,748)	(202,047)
Dorman Products, Inc.*	(4,987)	(377,616)
Fox Factory Holding Corp.*	(7,772)	(540,698)
Goodyear Tire & Rubber Co. (The)	(30,077)	(467,848)
Tenneco, Inc., Class A	(10,944)	(143,366)
Thor Industries, Inc.	(2,606)	(193,600)

		(2,562,480)

Capital Goods — (8.1)%
AAON, Inc.	(4,412)	(217,997)
AAR Corp.	(4,161)	(187,661)
Actuant Corp., Class A	(3,165)	(82,385)
Advanced Drainage Systems, Inc.	(1,836)	(71,310)
Aerovironment, Inc.*	(1,962)	(121,134)
AGCO Corp.	(2,950)	(227,888)
Allison Transmission Holdings, Inc.	(13,544)	(654,446)
Ameresco, Inc., Class A*	(211)	(3,692)
Argan, Inc.	(3,053)	(122,547)
Astec Industries, Inc.	(5,736)	(240,912)
Atkore International Group, Inc.*	(1,491)	(60,326)
Beacon Roofing Supply, Inc.*	(4,812)	(153,888)
Chart Industries, Inc.*	(6,139)	(414,321)
Colfax Corp.*	(5,576)	(202,855)
Construction Partners, Inc., Class A*	(552)	(9,312)
Cubic Corp.	(1,823)	(115,888)
DXP Enterprises, Inc.*	(2,124)	(84,556)
Dycom Industries, Inc.*	(4,073)	(192,042)
Energy Recovery, Inc.*	(65)	(636)
EnerSys	(8,668)	(648,626)
ESCO Technologies, Inc.	(2,176)	(201,280)
Evoqua Water Technologies Corp.*	(15,949)	(302,234)
Federal Signal Corp.	(6,133)	(197,789)
Fluor Corp.	(3,418)	(64,532)
Gates Industrial Corp. PLC (United Kingdom)*	(7,057)	(97,104)
Generac Holdings, Inc.*	(3,274)	(329,332)
Graco, Inc.	(3,025)	(157,300)
Granite Construction, Inc.	(2,659)	(73,575)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Harsco Corp.*	(5,512)	$(126,831)
Helios Technologies, Inc.	(3,182)	(147,104)
Huntington Ingalls Industries, Inc.	(2,741)	(687,662)
Hyster-Yale Materials Handling, Inc.	(2,811)	(165,737)
John Bean Technologies Corp.	(901)	(101,507)
Kennametal, Inc.	(3,684)	(135,903)
Kratos Defense & Security Solutions, Inc.*	(12,502)	(225,161)
Lennox International, Inc.	(1,842)	(449,393)
Lincoln Electric Holdings, Inc.	(1,467)	(141,903)
Lindsay Corp.	(1,590)	(152,624)
Mercury Systems, Inc.*	(2,563)	(177,129)
Meritor, Inc.*	(4,052)	(106,122)
Middleby Corp. (The)*	(952)	(104,263)
Moog, Inc., Class A	(1,747)	(149,072)
Mueller Water Products, Inc., Class A	(27,291)	(326,946)
Nordson Corp.	(3,100)	(504,804)
NV5 Global, Inc.*	(1,478)	(74,565)
Patrick Industries, Inc.	(1,284)	(67,320)
PGT Innovations, Inc.*	(4,556)	(67,930)
Primoris Services Corp.	(2,109)	(46,904)
Proto Labs, Inc.*	(3,295)	(334,607)
Quanta Services, Inc.	(13,081)	(532,528)
Raven Industries, Inc.	(5,027)	(173,230)
RBC Bearings, Inc.*	(1,818)	(287,862)
Resideo Technologies, Inc.*	(19,679)	(234,770)
REV Group, Inc.	(9,824)	(120,148)
Sensata Technologies Holding PLC (United Kingdom)*	(3,222)	(173,569)
Sunrun, Inc.*	(49,267)	(680,377)
Systemax, Inc.	(60)	(1,510)
Textainer Group Holdings Ltd. (Bermuda)*	(7,038)	(75,377)
Thermon Group Holdings, Inc.*	(1,579)	(42,317)
Toro Co. (The)	(4,269)	(340,111)
Trex Co., Inc.*	(4,886)	(439,154)
Triumph Group, Inc.	(2,023)	(51,121)
Tutor Perini Corp.*	(3,171)	(40,779)
Univar Solutions, Inc.*	(17,423)	(422,334)
Vicor Corp.*	(8,585)	(401,091)
Vivint Solar, Inc.*	(19,872)	(144,271)
Watsco, Inc.	(1,039)	(187,176)
WESCO International, Inc.*	(3,601)	(213,863)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WillScot Corp.*	(2,677)	$(49,498)

		(14,140,141)

Commercial & Professional Services — (1.5)%
Advanced Disposal Services, Inc.*	(2,170)	(71,328)
Casella Waste Systems, Inc., Class A*	(8,090)	(372,383)
Covanta Holding Corp.	(6,769)	(100,452)
Exponent, Inc.	(717)	(49,480)
Forrester Research, Inc.	(2,540)	(105,918)
HNI Corp.	(1,628)	(60,985)
ICF International, Inc.	(862)	(78,976)
Insperity, Inc.	(6,703)	(576,726)
Interface, Inc.	(3,554)	(58,961)
Korn Ferry	(2,226)	(94,382)
MSA Safety, Inc.	(3,487)	(440,617)
Rollins, Inc.	(10,204)	(338,365)
Upwork, Inc.*	(3,575)	(38,145)
US Ecology, Inc.	(3,296)	(190,871)
Viad Corp.	(62)	(4,185)

		(2,581,774)

Consumer Durables & Apparel — (6.2)%
Callaway Golf Co.	(16,299)	(345,539)
Canada Goose Holdings, Inc. (Canada)*	(14,510)	(525,842)
Capri Holdings Ltd. (British Virgin Islands)*	(21,351)	(814,541)
Carter’s, Inc.	(487)	(53,249)
Columbia Sportswear Co.	(5,638)	(564,871)
Crocs, Inc.*	(1,640)	(68,700)
Deckers Outdoor Corp.*	(6,022)	(1,016,875)
G-III Apparel Group Ltd.*	(10,995)	(368,332)
Gildan Activewear, Inc. (Canada)	(6,717)	(198,353)
GoPro, Inc., Class A*	(90,455)	(392,575)
Helen of Troy Ltd. (Bermuda)*	(1,617)	(290,720)
iRobot Corp.*	(29,831)	(1,510,344)
Kontoor Brands, Inc.	(771)	(32,374)
Levi Strauss & Co., Class A	(12,593)	(242,919)
Lululemon Athletica, Inc.*	(6,056)	(1,402,994)
NIKE, Inc., Class B	(5,170)	(523,773)
Skechers U.S.A., Inc., Class A*	(1,425)	(61,546)
Sturm Ruger & Co., Inc.	(304)	(14,297)
Under Armour, Inc., Class C*	(7,388)	(141,702)
VF Corp.	(6,006)	(598,558)
Wolverine World Wide, Inc.	(25,190)	(849,911)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
YETI Holdings, Inc.*	(24,417)	$(849,223)

		(10,867,238)

Consumer Services — (3.1)%
Brinker International, Inc.	(14,202)	(596,484)
Carnival Corp. (Panama)	(3,992)	(202,913)
Churchill Downs, Inc.	(453)	(62,152)
Dave & Buster’s Entertainment, Inc.	(1,824)	(73,270)
Graham Holdings Co., Class B	(213)	(136,105)
Grand Canyon Education, Inc.*	(2,858)	(273,768)
Houghton Mifflin Harcourt Co.*	(10,218)	(63,862)
K12, Inc.*	(1,706)	(34,717)
Lindblad Expeditions Holdings, Inc.*	(116)	(1,897)
Monarch Casino & Resort, Inc.*	(2,175)	(105,596)
OneSpaWorld Holdings Ltd. (Bahamas)*	(4,881)	(82,196)
Papa John’s International, Inc.	(1,435)	(90,620)
Red Rock Resorts, Inc., Class A	(11,472)	(274,754)
Regis Corp.*	(486)	(8,685)
Shake Shack, Inc., Class A*	(9,415)	(560,852)
Stars Group, Inc. (The) (Canada)*	(26,643)	(695,116)
Twin River Worldwide Holdings, Inc.	(2,263)	(58,046)
Vail Resorts, Inc.	(3,510)	(841,803)
Wingstop, Inc.	(12,427)	(1,071,580)
Wynn Resorts Ltd.	(839)	(116,512)

		(5,350,928)

Energy — (8.7)%
Apergy Corp.*	(468)	(15,809)
Archrock, Inc.	(25,763)	(258,661)
Cameco Corp. (Canada)	(20,275)	(180,448)
Canadian Natural Resources Ltd. (Canada)	(4,586)	(148,357)
Centennial Resource Development, Inc., Class A*	(165,705)	(765,557)
Chesapeake Energy Corp.*	(493,232)	(407,212)
Cimarex Energy Co.	(3,599)	(188,912)
CNX Resources Corp.*	(13,215)	(116,953)
Concho Resources, Inc.	(2,978)	(260,783)
Continental Resources, Inc.	(3,994)	(136,994)
Delek US Holdings, Inc.	(11,820)	(396,325)
Diamond Offshore Drilling, Inc.*	(82,129)	(590,508)
Diamondback Energy, Inc.	(17,814)	(1,654,208)
Enbridge, Inc. (Canada)	(3,070)	(122,094)
Encana Corp. (Canada)	(68,733)	(322,358)
Enerplus Corp. (Canada)	(1,854)	(13,219)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Equitrans Midstream Corp.	(85,874)	$(1,147,277)
Hess Corp.	(6,843)	(457,181)
Jagged Peak Energy, Inc.*	(24,834)	(210,841)
Laredo Petroleum, Inc.*	(34,735)	(99,689)
Magnolia Oil & Gas Corp., Class A*	(10,049)	(126,416)
Matador Resources Co.*	(5,604)	(100,704)
Murphy Oil Corp.	(7,003)	(187,680)
National Energy Services Reunited Corp. (British Virgin Islands)*	(399)	(3,639)
Noble Energy, Inc.	(5,441)	(135,154)
Northern Oil and Gas, Inc.*	(71,467)	(167,233)
Oasis Petroleum, Inc.*	(140,052)	(456,570)
Occidental Petroleum Corp.	(30,819)	(1,270,051)
ONEOK, Inc.	(7,126)	(539,224)
Par Pacific Holdings, Inc.*	(8,569)	(199,144)
Pembina Pipeline Corp. (Canada)	(3,159)	(117,073)
ProPetro Holding Corp.*	(13,869)	(156,026)
Renewable Energy Group, Inc.*	(4,564)	(123,000)
RPC, Inc.	(20,173)	(105,707)
SEACOR Holdings, Inc.*	(8)	(345)
SFL Corp. Ltd. (Bermuda)	(17,215)	(250,306)
SM Energy Co.	(17,792)	(199,982)
Solaris Oilfield Infrastructure, Inc., Class A	(17,502)	(245,028)
Southwestern Energy Co.*	(311,167)	(753,024)
Talos Energy, Inc.*	(1,514)	(45,647)
Targa Resources Corp.	(17,264)	(704,889)
Valaris PLC (United Kingdom)	(166,922)	(1,095,008)
W&T Offshore, Inc.*	(15,431)	(85,796)
Whiting Petroleum Corp.*	(51,558)	(378,436)
Williams Cos., Inc. (The)	(7,711)	(182,905)

		(15,122,373)

Food & Staples Retailing — (0.4)%
Casey’s General Stores, Inc.	(544)	(86,491)
Chefs’ Warehouse, Inc. (The)*	(759)	(28,925)
Kroger Co. (The)	(3,065)	(88,854)
Performance Food Group Co.*	(5,437)	(279,897)
US Foods Holding Corp.*	(6,528)	(273,458)

		(757,625)

Food, Beverage & Tobacco — (2.3)%
B&G Foods, Inc.	(13,035)	(233,718)
Boston Beer Co., Inc. (The), Class A*	(1,896)	(716,404)
Brown-Forman Corp., Class B	(15,496)	(1,047,530)
Calavo Growers, Inc.	(1,479)	(133,983)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Cott Corp. (Canada)	(19,963)	$(273,094)
Darling Ingredients, Inc.*	(11,596)	(325,616)
Freshpet, Inc.*	(8,669)	(512,251)
Hain Celestial Group, Inc. (The)*	(10,120)	(262,665)
Hormel Foods Corp.	(4,745)	(214,047)
MGP Ingredients, Inc.	(4,291)	(207,899)
National Beverage Corp.*	(1,040)	(53,061)

		(3,980,268)

Health Care Equipment & Services — (6.3)%
Acadia Healthcare Co., Inc.*	(5,982)	(198,722)
Addus HomeCare Corp.*	(4,394)	(427,185)
Align Technology, Inc.*	(356)	(99,338)
Amedisys, Inc.*	(1,585)	(264,568)
Anthem, Inc.	(99)	(29,901)
AtriCure, Inc.*	(6,429)	(209,007)
Avanos Medical, Inc.*	(2,889)	(97,359)
Axogen, Inc.*	(20,873)	(373,418)
BioTelemetry, Inc.*	(1,479)	(68,478)
Boston Scientific Corp.*	(18,996)	(858,999)
Brookdale Senior Living, Inc.*	(8,432)	(61,301)
Cantel Medical Corp.	(9,245)	(655,470)
Cardiovascular Systems, Inc.*	(3,249)	(157,869)
Cerus Corp.*	(4,626)	(19,522)
Cooper Cos., Inc. (The)	(2,759)	(886,439)
CorVel Corp.*	(90)	(7,862)
Encompass Health Corp.	(14,094)	(976,291)
Ensign Group, Inc. (The)	(4,620)	(209,609)
Evolent Health, Inc., Class A*	(37,678)	(340,986)
Glaukos Corp.*	(9,026)	(491,646)
Globus Medical, Inc., Class A*	(5,010)	(294,989)
Hologic, Inc.*	(2,820)	(147,232)
ICU Medical, Inc.*	(1,273)	(238,204)
Inogen, Inc.*	(1,237)	(84,524)
Inspire Medical Systems, Inc.*	(4,774)	(354,279)
iRhythm Technologies, Inc.*	(5,964)	(406,089)
LeMaitre Vascular, Inc.	(36)	(1,294)
LHC Group, Inc.*	(2,087)	(287,505)
Merit Medical Systems, Inc.*	(16,638)	(519,438)
Nevro Corp.*	(1,307)	(153,625)
PetIQ, Inc.*	(11,833)	(296,417)
Quidel Corp.*	(99)	(7,428)
RadNet, Inc.*	(7,369)	(149,591)
SI-BONE, Inc.*	(30)	(645)
STAAR Surgical Co.*	(6,066)	(213,341)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tabula Rasa HealthCare, Inc.*	(6,377)	$(310,432)
Tenet Healthcare Corp.*	(12,249)	(465,829)
US Physical Therapy, Inc.	(1,871)	(213,949)
Varian Medical Systems, Inc.*	(581)	(82,508)
Vocera Communications, Inc.*	(9,013)	(187,110)
Wright Medical Group NV (Netherlands)*	(3,505)	(106,832)

		(10,955,231)

Household & Personal Products — (1.1)%
BellRing Brands, Inc., Class A*	(539)	(11,475)
Energizer Holdings, Inc.	(13,387)	(672,295)
Estee Lauder Cos., Inc. (The), Class A	(4,905)	(1,013,079)
WD-40 Co.	(1,070)	(207,730)

		(1,904,579)

Materials — (9.5)%
A. Schulman, Inc. CVR(a)*	(6,794)	(3,553)
AdvanSix, Inc.*	(366)	(7,305)
Albemarle Corp.	(3,343)	(244,173)
Balchem Corp.	(615)	(62,502)
Barrick Gold Corp. (Canada)	(109,132)	(2,028,764)
Berry Global Group, Inc.*	(19,142)	(909,054)
Cleveland-Cliffs, Inc.	(184,495)	(1,549,758)
Compass Minerals International, Inc.	(2,089)	(127,345)
Corteva, Inc.	(23,291)	(688,482)
Fortuna Silver Mines, Inc. (Canada)*	(49,191)	(200,699)
Franco-Nevada Corp. (Canada)	(880)	(90,904)
Freeport-McMoRan, Inc.	(125,934)	(1,652,254)
GCP Applied Technologies, Inc.*	(7,980)	(181,226)
Greif, Inc., Class A	(2,841)	(125,572)
Hecla Mining Co.	(159,556)	(540,895)
Hudbay Minerals, Inc. (Canada)	(1,522)	(6,316)
IAMGOLD Corp. (Canada)*	(23,529)	(87,763)
Ingevity Corp.*	(2,096)	(183,148)
Livent Corp.*	(26,382)	(225,566)
Louisiana-Pacific Corp.	(70,803)	(2,100,725)
Methanex Corp. (Canada)	(3,399)	(131,303)
New Gold, Inc. (Canada)*	(1,064)	(936)
Newmont Goldcorp Corp.	(53,304)	(2,316,059)
O-I Glass, Inc.	(22,383)	(267,029)
Pan American Silver Corp. (Canada)	(18,672)	(442,340)
Pretium Resources, Inc. (Canada)*	(264)	(2,938)
Quaker Chemical Corp.	(1,070)	(176,036)
Sealed Air Corp.	(1,251)	(49,827)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
SilverCrest Metals, Inc. (Canada)*	(73)	$(492)
Steel Dynamics, Inc.	(4,342)	(147,802)
Teck Resources Ltd., Class B (Canada)	(27,080)	(470,380)
Tronox Holdings PLC, Class A (United Kingdom)	(22,967)	(262,283)
United States Steel Corp.	(59,446)	(678,279)
Valvoline, Inc.	(2,873)	(61,511)
Westlake Chemical Corp.	(7,163)	(502,484)

		(16,525,703)

Media & Entertainment — (4.0)%
ANGI Homeservices, Inc., Class A*	(4,812)	(40,758)
Eventbrite, Inc., Class A*	(3,506)	(70,716)
EW Scripps Co. (The), Class A	(6,760)	(106,200)
Glu Mobile, Inc.*	(27,360)	(165,528)
Gray Television, Inc.*	(3,818)	(81,858)
IAC/InterActiveCorp.*	(2,236)	(557,010)
Madison Square Garden Co. (The), Class A*	(2,948)	(867,272)
Meredith Corp.	(3,502)	(113,710)
New York Times Co. (The), Class A	(3,497)	(112,498)
Nexstar Media Group, Inc., Class A	(9,334)	(1,094,412)
Sinclair Broadcast Group, Inc., Class A	(15,190)	(506,435)
Twitter, Inc.*	(31,347)	(1,004,671)
World Wrestling Entertainment, Inc., Class A	(24,504)	(1,589,575)
Zillow Group, Inc., Class C*	(15,530)	(713,448)

		(7,024,091)

Pharmaceuticals, Biotechnology & Life Sciences — (8.3)%
Acceleron Pharma, Inc.*	(1,432)	(75,925)
Aerie Pharmaceuticals, Inc.*	(4,756)	(114,953)
Agilent Technologies, Inc.	(8,552)	(729,571)
Agios Pharmaceuticals, Inc.*	(2,236)	(106,769)
Alector, Inc.*	(135)	(2,326)
Alkermes PLC (Ireland)*	(1,869)	(38,128)
Allogene Therapeutics, Inc.*	(3,333)	(86,591)
Amicus Therapeutics, Inc.*	(16,588)	(161,567)
Amphastar Pharmaceuticals, Inc.*	(552)	(10,648)
ANI Pharmaceuticals, Inc.*	(1,929)	(118,961)
Arena Pharmaceuticals, Inc.*	(5,622)	(255,351)
ArQule, Inc.*	(17,237)	(344,051)
Audentes Therapeutics, Inc.*	(1,222)	(73,124)
Bio-Techne Corp.	(442)	(97,023)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bluebird Bio, Inc.*	(10,328)	$(906,282)
Blueprint Medicines Corp.*	(3,041)	(243,615)
Bruker Corp.	(1,097)	(55,914)
Cara Therapeutics, Inc.*	(2,128)	(34,282)
CareDx, Inc.*	(7,731)	(166,758)
Catalent, Inc.*	(11,034)	(621,214)
Codexis, Inc.*	(17,798)	(284,590)
Cronos Group, Inc. (Canada)*	(90,751)	(696,060)
Cytokinetics, Inc.*	(1,169)	(12,403)
Denali Therapeutics, Inc.*	(140)	(2,439)
Elanco Animal Health, Inc.*	(38,862)	(1,144,486)
Emergent BioSolutions, Inc.*	(6,323)	(341,126)
Esperion Therapeutics, Inc.*	(1,370)	(81,693)
Fate Therapeutics, Inc.*	(4,765)	(93,251)
Gossamer Bio, Inc.*	(686)	(10,722)
Horizon Therapeutics PLC (Ireland)*	(12,679)	(458,980)
Illumina, Inc.*	(968)	(321,124)
Insmed, Inc.*	(6,584)	(157,226)
Intersect ENT, Inc.*	(4,282)	(106,622)
Intra-Cellular Therapies, Inc.*	(12,412)	(425,856)
Intrexon Corp.*	(532)	(2,915)
Invitae Corp.*	(531)	(8,565)
Kura Oncology, Inc.*	(97)	(1,334)
Ligand Pharmaceuticals, Inc.*	(4,834)	(504,138)
Luminex Corp.	(9,582)	(221,919)
MacroGenics, Inc.*	(4,835)	(52,605)
Mylan NV (Netherlands)*	(16,762)	(336,916)
Myriad Genetics, Inc.*	(19,676)	(535,777)
NanoString Technologies, Inc.*	(5,887)	(163,776)
Nektar Therapeutics*	(20,902)	(451,170)
Pacific Biosciences of California, Inc.*	(50,966)	(261,965)
PerkinElmer, Inc.	(5,826)	(565,705)
Perrigo Co. PLC (Ireland)	(10,132)	(523,419)
Phibro Animal Health Corp., Class A	(838)	(20,808)
Prevail Therapeutics, Inc.*	(28)	(443)
Principia Biopharma, Inc.*	(976)	(53,465)
REGENXBIO, Inc.*	(6,424)	(263,191)
Revance Therapeutics, Inc.*	(9,096)	(147,628)
Rhythm Pharmaceuticals, Inc.*	(114)	(2,617)
Rubius Therapeutics, Inc.*	(146)	(1,387)
Sage Therapeutics, Inc.*	(1,630)	(117,670)
Sangamo Therapeutics, Inc.*	(16,222)	(135,778)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Sarepta Therapeutics, Inc.*	(973)	$(125,556)
Syneos Health, Inc.*	(1,671)	(99,383)
Theravance Biopharma, Inc. (Cayman Islands)*	(9,434)	(244,246)
Tricida, Inc.*	(737)	(27,814)
Ultragenyx Pharmaceutical, Inc.*	(8,053)	(343,944)
Vertex Pharmaceuticals, Inc.*	(663)	(145,164)
Waters Corp.*	(2,730)	(637,864)
Xencor, Inc.*	(1,808)	(62,177)
Y-mAbs Therapeutics, Inc.*	(79)	(2,469)
ZIOPHARM Oncology, Inc.*	(11,553)	(54,530)

		(14,495,969)

Retailing — (5.5)%
1-800-Flowers.com, Inc., Class A*	(296)	(4,292)
Abercrombie & Fitch Co., Class A	(48,725)	(842,455)
Boot Barn Holdings, Inc.*	(11,269)	(501,809)
Carvana Co.*	(799)	(73,548)
Dick’s Sporting Goods, Inc.	(21,885)	(1,083,089)
Dollar Tree, Inc.*	(2,730)	(256,756)
Etsy, Inc.*	(9,782)	(433,343)
Five Below, Inc.*	(3,907)	(499,549)
Funko, Inc., Class A*	(1,672)	(28,692)
Grubhub, Inc.*	(12,490)	(607,514)
Guess?, Inc.	(12,120)	(271,246)
Kohl’s Corp.	(4,414)	(224,893)
L Brands, Inc.	(26,945)	(488,243)
Lands’ End, Inc.*	(189)	(3,175)
Macy’s, Inc.	(24,524)	(416,908)
Monro, Inc.	(3,538)	(276,672)
Ollie’s Bargain Outlet Holdings, Inc.*	(970)	(63,351)
Stitch Fix, Inc., Class A*	(337)	(8,647)
Tiffany & Co.	(4,776)	(638,312)
Ulta Beauty, Inc.*	(577)	(146,062)
Urban Outfitters, Inc.*	(24,402)	(677,644)
Wayfair, Inc., Class A*	(19,006)	(1,717,572)
Williams-Sonoma, Inc.	(4,940)	(362,794)

		(9,626,566)

Semiconductors & Semiconductor Equipment — (7.1)%
Advanced Energy Industries, Inc.*	(7,411)	(527,663)
Analog Devices, Inc.	(4,880)	(579,939)
Broadcom, Inc.	(2,847)	(899,709)
Brooks Automation, Inc.	(7,412)	(311,008)
Cabot Microelectronics Corp.	(3,611)	(521,140)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
CEVA, Inc.*	(4,901)	$(132,131)
Cohu, Inc.	(2,638)	(60,278)
Cypress Semiconductor Corp.	(45,532)	(1,062,262)
Enphase Energy, Inc.*	(66,055)	(1,726,017)
Entegris, Inc.	(8,318)	(416,649)
First Solar, Inc.*	(18,968)	(1,061,449)
FormFactor, Inc.*	(9,733)	(252,766)
MACOM Technology Solutions Holdings, Inc.*	(11,195)	(297,787)
Marvell Technology Group Ltd. (Bermuda)	(53,445)	(1,419,499)
MaxLinear, Inc.*	(7,353)	(156,031)
Microchip Technology, Inc.	(5,247)	(549,466)
MKS Instruments, Inc.	(6,264)	(689,103)
Monolithic Power Systems, Inc.	(447)	(79,575)
ON Semiconductor Corp.*	(2,375)	(57,902)
Photronics, Inc.*	(2,586)	(40,755)
Power Integrations, Inc.	(1,763)	(174,378)
Rambus, Inc.*	(11,390)	(156,897)
Semtech Corp.*	(10,322)	(546,034)
Silicon Laboratories, Inc.*	(2,273)	(263,623)
Xilinx, Inc.	(3,272)	(319,903)

		(12,301,964)

Software & Services — (11.1)%
2U, Inc.*	(24,047)	(576,888)
8x8, Inc.*	(51,099)	(935,112)
Altair Engineering, Inc., Class A*	(6,209)	(222,965)
Appian Corp.*	(4,949)	(189,101)
Autodesk, Inc.*	(1,220)	(223,821)
Avaya Holdings Corp.*	(9,908)	(133,758)
Benefitfocus, Inc.*	(13,752)	(301,719)
BlackBerry Ltd. (Canada)*	(97,751)	(627,561)
Bottomline Technologies DE, Inc.*	(909)	(48,722)
Box, Inc., Class A*	(6,430)	(107,895)
CDK Global, Inc.	(3,202)	(175,085)
Cloudera, Inc.*	(8,357)	(97,192)
Conduent, Inc.*	(54,364)	(337,057)
CoreLogic, Inc.*	(2,515)	(109,931)
Domo, Inc., Class B*	(2,999)	(65,138)
Dropbox, Inc., Class A*	(54,378)	(973,910)
Elastic NV (Netherlands)*	(6,661)	(428,302)
Envestnet, Inc.*	(4,780)	(332,831)
Fidelity National Information Services, Inc.	(13,874)	(1,929,735)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
FireEye, Inc.*	(17,798)	$(294,201)
Fiserv, Inc.*	(14,058)	(1,625,527)
ForeScout Technologies, Inc.*	(6,863)	(225,106)
Global Payments, Inc.	(740)	(135,094)
Guidewire Software, Inc.*	(6,444)	(707,358)
Instructure, Inc.*	(5,338)	(257,345)
LivePerson, Inc.*	(7,616)	(281,792)
LogMeIn, Inc.	(4,498)	(385,659)
MAXIMUS, Inc.	(85)	(6,323)
New Relic, Inc.*	(6,091)	(400,240)
OneSpan, Inc.*	(3,328)	(56,975)
Palo Alto Networks, Inc.*	(6,967)	(1,611,119)
Paycom Software, Inc.*	(663)	(175,536)
Perficient, Inc.*	(2,340)	(107,804)
Pluralsight, Inc., Class A*	(19,736)	(339,657)
SailPoint Technologies Holding, Inc.*	(7,005)	(165,318)
salesforce.com, Inc.*	(10,704)	(1,740,899)
Smartsheet, Inc., Class A*	(3,453)	(155,109)
SVMK, Inc.*	(3,455)	(61,741)
Switch, Inc., Class A	(29,791)	(441,503)
Tenable Holdings, Inc.*	(13,149)	(315,050)
Tucows, Inc., Class A*	(630)	(38,921)
Twilio, Inc., Class A*	(7,251)	(712,628)
Varonis Systems, Inc.*	(4,294)	(333,687)
Virtusa Corp.*	(878)	(39,800)
VMware, Inc., Class A*	(1,270)	(192,773)
Yext, Inc.*	(13,687)	(197,367)
Zscaler, Inc.*	(2,072)	(96,348)
Zuora, Inc., Class A*	(28,866)	(413,650)

		(19,331,253)

Technology Hardware & Equipment — (5.0)%
3D Systems Corp.*	(49,396)	(432,215)
Cognex Corp.	(104)	(5,828)
Coherent, Inc.*	(312)	(51,901)
CommScope Holding Co., Inc.*	(43,517)	(617,506)
CTS Corp.	(50)	(1,500)
Dolby Laboratories, Inc., Class A	(1,329)	(91,435)
Fabrinet (Cayman Islands)*	(2,849)	(184,729)
FARO Technologies, Inc.*	(2,478)	(124,767)
Fitbit, Inc., Class A*	(35,678)	(234,404)
FLIR Systems, Inc.	(3,239)	(168,655)
II-VI, Inc.*	(29,635)	(997,810)
Infinera Corp.*	(93,833)	(745,034)
Insight Enterprises, Inc.*	(4,000)	(281,160)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
IPG Photonics Corp.*	(3,673)	$(532,291)
Littelfuse, Inc.	(4,042)	(773,235)
MTS Systems Corp.	(11)	(528)
NETGEAR, Inc.*	(2,431)	(59,584)
NetScout Systems, Inc.*	(4,317)	(103,910)
nLight, Inc.*	(17,254)	(349,911)
Novanta, Inc. (Canada)*	(3,784)	(334,657)
Plexus Corp.*	(5,354)	(411,937)
Pure Storage, Inc., Class A*	(6,155)	(105,312)
ScanSource, Inc.*	(1,805)	(66,695)
Stratasys Ltd. (Israel)*	(16,242)	(328,494)
Western Digital Corp.	(25,882)	(1,642,731)

		(8,646,229)

Telecommunication Services — (0.5)%
ATN International, Inc.	(1,050)	(58,160)
Bandwidth, Inc., Class A*	(4,047)	(259,210)
Boingo Wireless, Inc.*	(27,023)	(295,902)
Shenandoah Telecommunications Co.	(253)	(10,527)
Sprint Corp.*	(17,952)	(93,530)
Vonage Holdings Corp.*	(18,406)	(136,388)

		(853,717)

Transportation — (2.7)%
Air Transport Services Group, Inc.*	(16,247)	(381,155)
Atlas Air Worldwide Holdings, Inc.*	(3,843)	(105,952)
FedEx Corp.	(10,506)	(1,588,612)
Hawaiian Holdings, Inc.	(7,176)	(210,185)
Matson, Inc.	(5,945)	(242,556)
Ryder System, Inc.	(17,029)	(924,845)
Saia, Inc.*	(4,824)	(449,211)
SkyWest, Inc.	(7,680)	(496,358)
Spirit Airlines, Inc.*	(7,284)	(293,618)

		(4,692,492)

Utilities — (4.4)%
ALLETE, Inc.	(1,761)	(142,940)
Ameren Corp.	(969)	(74,419)
Atmos Energy Corp.	(2,906)	(325,065)
Avangrid, Inc.	(3,142)	(160,745)
Avista Corp.	(1,227)	(59,006)
Black Hills Corp.	(8,073)	(634,053)
CenterPoint Energy, Inc.	(14,018)	(382,271)
Clearway Energy, Inc., Class A	(20)	(382)
Consolidated Edison, Inc.	(6,459)	(584,346)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.	(1,651)	$(136,736)
DTE Energy Co.	(11,445)	(1,486,362)
Edison International	(11,998)	(904,769)
El Paso Electric Co.	(801)	(54,380)
Eversource Energy	(1,798)	(152,956)
FirstEnergy Corp.	(5,010)	(243,486)
Fortis, Inc. (Canada)	(2,164)	(89,849)
MGE Energy, Inc.	(212)	(16,710)
Middlesex Water Co.	(142)	(9,027)
National Fuel Gas Co.	(5,740)	(267,140)
New Jersey Resources Corp.	(807)	(35,968)
NorthWestern Corp.	(1,373)	(98,403)
ONE Gas, Inc.	(571)	(53,428)
Otter Tail Corp.	(269)	(13,797)
Pattern Energy Group, Inc., Class A	(6,306)	(168,717)
Pinnacle West Capital Corp.	(8,486)	(763,146)
PNM Resources, Inc.	(409)	(20,740)
Portland General Electric Co.	(4,645)	(259,145)
Southwest Gas Holdings, Inc.	(4,216)	(320,290)
Spire, Inc.	(3,152)	(262,593)
Xcel Energy, Inc.	(611)	(38,792)

Number of Shares		Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
York Water Co. (The)	(12)	$(553)

		(7,760,214)

TOTAL COMMON STOCK (Proceeds $169,875,870)		(169,480,835)

TOTAL SECURITES SOLD SHORT - (97.3)%		(169,480,835)

(Proceeds $169,875,870)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.1%		130,742,957

NET ASSETS - 100.0%		$174,131,934

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a short common stock and a corporate debt security with an end of period value of $3,553 and $732 respectively, which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.